Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Property Plant and Equipment

	June 30, 2019
(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total
Cost
Balance - January 1, 2019	$4,378	$-	$3,318	$7,696
Additions upon adoption of IFRS 16	-	4,679	-	4,679
Additions	5	-	148	153
Disposals	(7)	-	(29)	(36)
Balance - June 30, 2019	$4,376	$4,679	$3,437	$12,492
Accumulated Depreciation
Balance - January 1, 2019	$(2,024)	$-	$(2,046)	$(4,070)
Disposals	7	-	29	36
Depreciation	(252)	(363)	(222)	(837)
Balance - June 30, 2019	$(2,269)	$(363)	$(2,240)	$(4,871)
Net book value - June 30, 2019	$2,107	$4,316	$1,197	$7,621